New Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
New Accounting Pronouncements

(4) NEW ACCOUNTING PRONOUNCEMENTS

The FASB has issued Accounting Standards Update (“ASU”) 2009-13, “Multiple Deliverable Revenue Arrangements”.  ASU 2009-13 clarifies the criteria for separating revenue between multiple deliverables.  This statement is effective for new revenue arrangements or materially modified arrangements in periods subsequent to adoption.  Adoption is required for fiscal years beginning on or after June 15, 2010, but early adoption is allowed.  The adoption of the standard is not expected to have a significant impact on the Company’s financial statements.

The FASB has issued Accounting Standards Update (“ASU”) 2009-14, “Certain Revenue Arrangements that Include Software Elements”.  ASU 2009-14 changes the accounting model for revenue arrangements that included both tangible products and software elements.  Under this guidance, tangible products containing software components and non-software components that function together to deliver the tangible product’s essential functionality are excluded from the software revenue guidance in Subtopic 985-605, “Software Revenue Recognition”.  ASU 2009-14 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, which for the Company would be its fiscal year beginning January 1, 2011. Early adoption is permitted. The adoption of the standard is not expected to have a significant impact on the Company’s financial statements.

The FASB has issued Accounting Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements.”  This ASU requires some new disclosures and clarifies some existing disclosure requirements about fair value measurement as set forth in Codification Subtopic 820-10.  The FASB’s objective is to improve these disclosures and, thus increase the transparency in financial reporting. ASU 2010-06 was effective for interim and annual reporting periods beginning after December 15, 2009, which for the Company would be its fiscal quarter beginning January 1, 2010. The adoption of the standard did not have a significant impact on the Company’s financial statements.